WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exercise price warrant outstanding	$ 0.6033	$ 0.7088
Warrant [Member]
Share based compenstion, option grants	3,813,593	18,494,021
Share based compensation, option exercised	2,108,750	11,721,250
Exercise price warrant outstanding	$ 0.6033	$ 0.7088
Weighted average remaining contractual term	10 months 24 days	1 month 6 days